Debt - Collateral (Details) $ in Thousands	Jun. 30, 2017 USD ($) property	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property
Debt Instrument [Line Items]
Real estate investment property, net	$ 8,915,560	$ 9,002,515	$ 9,052,701
Residential Real Estate
Debt Instrument [Line Items]
Number of real estate properties | property	28,229	30,900	31,224
Real estate investment property, net	$ 5,576,033	$ 6,013,497	$ 6,036,892
Residential Real Estate | IH1 2013-1
Debt Instrument [Line Items]
Number of real estate properties | property	0	3,185
Real estate investment property, net	$ 0	$ 533,005	535,079
Residential Real Estate | IH1 2014-1
Debt Instrument [Line Items]
Number of real estate properties | property	0	6,326
Real estate investment property, net	$ 0	$ 1,124,069	1,140,370
Residential Real Estate | IH1 2014-2
Debt Instrument [Line Items]
Number of real estate properties | property	3,619	3,669
Real estate investment property, net	$ 784,024	$ 785,459	795,784
Residential Real Estate | IH1 2014-3
Debt Instrument [Line Items]
Number of real estate properties | property	3,915	3,997
Real estate investment property, net	$ 844,870	$ 850,056	852,067
Residential Real Estate | IH2 2015-1
Debt Instrument [Line Items]
Number of real estate properties | property	2,999	3,021
Real estate investment property, net	$ 593,546	$ 594,155	595,494
Residential Real Estate | IH2 2015-2
Debt Instrument [Line Items]
Number of real estate properties | property	3,507	3,520
Real estate investment property, net	$ 744,001	$ 744,070	740,547
Residential Real Estate | IH2 2015-3
Debt Instrument [Line Items]
Number of real estate properties | property	6,985	7,182
Real estate investment property, net	$ 1,368,310	$ 1,382,683	$ 1,377,551
Residential Real Estate | IH1 2017-1
Debt Instrument [Line Items]
Number of real estate properties | property	7,204
Real estate investment property, net	$ 1,241,282	$ 0